General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2018
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	Three months ended		Six months ended
	June 30,		June 30,
	2018	2017	2018	2017
	Unaudited
	U.S. dollars in thousands

Legal fees	$817	$1,048	$2,280	$2,642
Professional services fees	501	407	964	912
Salaries and related expenses	95	156	229	322
Other	177	222	378	443
	$1,590	$1,833	$3,851	$4,319